EARNING PER SHARE (Details)	12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) category $ / shares shares
Numerator
(Loss)/Profit for the year from continuing operations attributable to equity holders of the parent (basic EPS) | $	$ (76,646,452)	$ (45,706,811)	$ 12,638,843
(Loss)/Profit for the year from continuing operations attributable to equity holders of the parent (diluted EPS) | $	(76,646,452)	(45,706,811)	12,638,843
Loss for the year from discontinued operations attributable to equity holders of the parent (basic EPS) | $	(181,504,967)	(9,709,243)	(8,363,155)
Loss for the year from discontinued operations attributable to equity holders of the parent (diluted EPS) | $	(181,504,967)	(9,709,243)	(8,363,155)
(Loss)/Profit for the year attributable to equity holders attributable to equity holders of the parent (basic EPS) | $	(258,151,419)	(55,416,054)	4,275,688
(Loss)/Profit for the year attributable to equity holders attributable to equity holders of the parent (diluted EPS) | $	$ (258,151,419)	$ (55,416,054)	$ 4,275,688
Denominator
Weighted average number of shares (basic EPS) | shares	63,645,110	63,228,240	62,840,129
Weighted average number of shares (diluted EPS) | shares	63,645,110	63,228,240	63,485,432
(Loss)/Profit per share from continuing operations
Basic (loss)/profit attributable to ordinary equity holders of the parent | $ / shares	$ (1.2043)	$ (0.7229)	$ 0.2011
Diluted (loss)/profit attributable to ordinary equity holders of the parent | $ / shares	(1.2043)	(0.7229)	0.1991
Loss per share from discontinued operations
Basic loss attributable to ordinary equity holders of the parent | $ / shares	(2.8518)	(0.1536)	(0.1331)
Diluted loss attributable to ordinary equity holders of the parent | $ / shares	(2.8518)	(0.1536)	(0.1331)
(Loss)/Profit per share for the year attributable to equity holders
Basic (loss)/profit attributable to ordinary equity holders of the parent | $ / shares	(4.0561)	(0.8764)	0.068
Diluted (loss)/profit attributable to ordinary equity holders of the parent | $ / shares	$ (4.0561)	$ (0.8764)	$ 0.0673
Number of categories of dilutive shares | category			2